provisions	6 Months Ended
Jun. 30, 2021
provisions
provisions

25    provisions

			Written put
	Asset		options and
	retirement	Employee-	contingent
(millions)	obligation	related	consideration	Other	Total
As at April 1, 2021	$664	$38	$203	$124	$1,029
Additions	—	19	8	7	34
Reversals	—	—	(2)	(1)	(3)
Uses	—	(10)	—	(25)	(35)
Interest effects	3	—	3	—	6
Effects of foreign exchange, net	—	—	—	—	—
As at June 30, 2021	$667	$47	$212	$105	$1,031
As at January 1, 2021 [1]	$661	$42	$202	$129	$1,034
Additions	—	34	8	25	67
Reversals	—	—	(2)	(3)	(5)
Uses	(1)	(29)	—	(45)	(75)
Interest effects	7	—	4	—	11
Effects of foreign exchange, net	—	—	—	(1)	(1)
As at June 30, 2021	$667	$47	$212	$105	$1,031
Current	$6	$40	$—	$25	$71
Non-current	661	7	212	80	960
As at June 30, 2021	$667	$47	$212	$105	$1,031

1	The opening balance of written put options and contingent consideration has been adjusted as set out in Note 18(c).

Asset retirement obligation

We establish provisions for liabilities associated with the retirement of property, plant and equipment when those obligations result from the acquisition, construction, development and/or normal operation of the assets. We expect that the cash outflows in respect of the balance accrued as at the financial statement date will occur proximate to the dates these assets are retired.

Employee-related

The employee-related provisions are largely in respect of restructuring activities (as discussed further in Note 16(b)). The timing of the cash outflows in respect of the balance accrued as at the financial statement date is substantially short-term in nature.

Written put options and contingent consideration

In connection with certain business acquisitions we have established provisions for written put options in respect of non-controlling interests. Provisions for some written put options are determined based on the net present value of estimated future earnings results and all such provisions require us to make key economic assumptions about the future. Similarly, we have established provisions for contingent consideration. No cash outflows for the written put options are expected prior to their initial exercisability and no cash outflows for contingent consideration are expected prior to completion of the periods in which the contingent consideration can be earned.

Other

The provisions for other include: legal claims; non-employee-related restructuring activities; contract termination costs and onerous contracts related to business acquisitions; and costs incurred in connection with the COVID-19 pandemic. Other than as set out following, we expect that the cash outflows in respect of the balance accrued as at the financial statement date will occur over an indeterminate multi-year period.

As discussed further in Note 29, we are involved in a number of legal claims and we are aware of certain other possible legal claims. In respect of legal claims, we establish provisions, when warranted, after taking into account legal assessments, information presently available, and the expected availability of recourse. The timing of cash outflows associated with legal claims cannot be reasonably determined.

In connection with business acquisitions, we have established provisions for contract termination costs and onerous contracts acquired.